Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of exchange differences on translation [member]		Reserve of change in value of time value of options [member]		Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Beginning balance at Jun. 30, 2020	$ 33,179,391	$ 193,886		$ 3,603,916			$ (39,140,934)	$ (2,163,741)
IfrsStatementLineItems [Line Items]
Loss for the year							(995,766)	(995,766)
Exchange difference on translation of foreign operations		(1,653)						(1,653)
Total other comprehensive income		(1,653)					(995,766)	(997,419)
Issue of ordinary shares	2,335,832							2,335,832
Share issue costs	(10,150)							(10,150)
Ending balance at Jun. 30, 2021	35,505,073	192,233	[1]	3,603,916	[2]		(40,136,700)	(835,478)
IfrsStatementLineItems [Line Items]
Loss for the year							(5,090,327)	(5,090,327)
Exchange difference on translation of foreign operations		(48,453)	[1]					(48,453)
Total other comprehensive income		(48,453)					(5,090,327)	(5,138,780)
Issue of ordinary shares	10,516,298							10,516,298
Share issue costs	(983,334)							(983,334)
Issue of convertible notes						140,721		140,721
Issue of warrants				363,282				363,282
Issue of performance rights				1,054,776				1,054,776
Transfer to retained earnings on historical conversion of notes
Ending balance at Jun. 30, 2022	45,038,037	143,780	[1]	5,021,974	[2]	140,721	(45,227,027)	5,117,485
IfrsStatementLineItems [Line Items]
Loss for the year							(3,891,586)	(3,891,586)
Exchange difference on translation of foreign operations		(23,010)	[1]					(23,010)
Total other comprehensive income		(23,010)					(3,891,586)	(3,914,596)
Issue of ordinary shares	3,295,822							3,295,822
Share issue costs	(403,373)							(403,373)
Issue of performance rights				866,105			28,514	894,619
Transfer to retained earnings on historical expiry of share options				(3,603,916)			3,603,916
Transfer to retained earnings on historical conversion of notes						(140,721)	140,721
Ending balance at Jun. 30, 2023	$ 47,930,486	$ 120,770	[1]	$ 2,284,163	[2]		$ (45,345,462)	$ 4,989,957

[1]	Foreign currency translation reserve
[2]	Share option reserve